John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.8%		$58,828,813
(Cost $57,312,053)
Austria 0.8%		487,174
BAWAG Group AG (A)(B)	10,000	487,174
Canada 6.7%		4,043,511
BCE, Inc.	11,200	483,792
Enbridge, Inc.	14,800	544,120
Fortis, Inc.	7,500	319,702
Great-West Lifeco, Inc.	11,100	334,772
Nutrien, Ltd.	7,100	489,119
Restaurant Brands International, Inc.	13,700	1,048,872
Royal Bank of Canada	4,100	406,471
TELUS Corp.	23,400	416,663
France 6.9%		4,152,354
AXA SA	28,200	866,836
Cie Generale des Etablissements Michelin SCA	11,000	360,218
Orange SA	49,000	553,888
Sanofi	8,800	938,824
TotalEnergies SE	17,200	1,045,012
Vinci SA	3,300	387,576
Germany 6.5%		3,920,166
Allianz SE	2,600	621,398
Bayer AG	7,107	415,642
Deutsche Telekom AG	43,890	956,856
DHL Group	16,800	863,910
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	564,669
Siemens AG	2,920	497,691
Ireland 0.9%		552,888
Medtronic PLC	6,300	552,888
Italy 1.2%		738,575
Snam SpA	140,500	738,575
Japan 1.1%		646,269
Astellas Pharma, Inc.	21,200	309,994
Toyota Motor Corp.	20,000	336,275
Norway 0.9%		508,958
Orkla ASA	64,500	508,958
South Korea 2.0%		1,229,522
Hyundai Glovis Company, Ltd.	2,600	355,519
Samsung Electronics Company, Ltd., GDR (A)	400	544,938
SK Telecom Company, Ltd.	9,100	329,065
Switzerland 2.9%		1,714,020
Nestle SA	3,000	367,557
Novartis AG	9,603	1,005,407
Roche Holding AG	1,100	341,056
Taiwan 1.1%		634,560
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,400	634,560
United Kingdom 9.6%		5,789,599
AstraZeneca PLC, ADR	12,331	884,133
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	34,600	$413,783
British American Tobacco PLC	28,600	961,764
Coca-Cola Europacific Partners PLC	16,100	1,020,579
GSK PLC	33,120	589,574
Imperial Brands PLC	15,000	354,382
National Grid PLC	43,250	573,271
Schroders PLC	55,700	328,619
Unilever PLC	12,348	663,494
United States 57.2%		34,411,217
AbbVie, Inc.	8,200	1,226,556
Air Products & Chemicals, Inc.	1,200	366,396
American Electric Power Company, Inc.	7,800	660,972
Analog Devices, Inc.	6,000	1,197,180
Apple, Inc.	3,000	589,350
AT&T, Inc.	40,447	587,290
Bank of America Corp.	11,100	355,200
Bristol-Myers Squibb Company	7,000	435,330
Broadcom, Inc.	1,700	1,527,703
Chevron Corp.	2,000	327,320
Cisco Systems, Inc.	18,000	936,720
Columbia Banking System, Inc.	17,300	386,655
Cummins, Inc.	2,300	599,840
CVS Health Corp.	4,200	313,698
Dell Technologies, Inc., Class C	7,100	375,732
Dow, Inc.	10,300	581,641
Duke Energy Corp.	3,500	327,670
Eaton Corp. PLC	1,700	349,044
Eli Lilly & Company	800	363,640
Emerson Electric Company	5,000	456,750
Entergy Corp.	4,000	410,800
Evergy, Inc.	8,400	503,748
Hasbro, Inc.	17,400	1,123,344
IBM Corp.	8,300	1,196,694
International Flavors & Fragrances, Inc.	4,100	346,901
Johnson & Johnson	1,900	318,307
JPMorgan Chase & Co.	4,608	727,880
KLA Corp.	1,300	668,135
Lazard, Ltd., Class A	17,000	596,700
Leggett & Platt, Inc.	10,700	313,082
Linde PLC	900	351,603
Lockheed Martin Corp.	700	312,459
LyondellBasell Industries NV, Class A	6,300	622,818
Merck & Company, Inc.	3,600	383,940
MetLife, Inc.	9,834	619,247
Microsoft Corp.	3,866	1,298,667
MSC Industrial Direct Company, Inc., Class A	9,500	958,740
NetApp, Inc.	6,700	522,667
NextEra Energy, Inc.	6,700	491,110
NiSource, Inc.	24,300	676,512
Omnicom Group, Inc.	3,900	330,018
Paychex, Inc.	3,100	388,957
PepsiCo, Inc.	1,700	318,682
Pfizer, Inc.	18,900	681,534
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Philip Morris International, Inc.	9,700	$967,284
Pinnacle West Capital Corp.	8,600	712,252
Regions Financial Corp.	18,500	376,845
RTX Corp.	3,700	325,341
Texas Instruments, Inc.	7,000	1,260,000
The Coca-Cola Company	5,500	340,615
The Home Depot, Inc.	1,000	333,840
The PNC Financial Services Group, Inc.	3,700	506,493
Truist Financial Corp.	10,600	352,132
U.S. Bancorp	10,800	428,544
United Parcel Service, Inc., Class B	2,300	430,399
UnitedHealth Group, Inc.	700	354,459
Vail Resorts, Inc.	1,300	306,137
Verizon Communications, Inc.	17,000	579,360
VICI Properties, Inc.	10,200	321,096
Walmart, Inc.	2,400	383,664
WEC Energy Group, Inc.	3,400	305,524

	Yield (%)	Shares	Value
Short-term investments 1.2%			$717,768
(Cost $717,768)
Short-term funds 1.2%			717,768
State Street Institutional Treasury Money Market Fund, Premier Class	5.1004(C)	717,768	717,768

Total investments (Cost $58,029,821) 99.0%	$59,546,581
Other assets and liabilities, net 1.0%	586,306
Total net assets 100.0%	$60,132,887

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Information technology	17.9%
Health care	15.2%
Financials	13.2%
Industrials	10.5%
Consumer staples	9.8%
Utilities	9.5%
Communication services	7.0%
Consumer discretionary	6.4%
Materials	4.6%
Energy	3.2%
Real estate	0.5%
Short-term investments and other	2.2%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$487,174	—	$487,174	—
Canada	4,043,511	$4,043,511	—	—
France	4,152,354	—	4,152,354	—
Germany	3,920,166	—	3,920,166	—
Ireland	552,888	552,888	—	—
Italy	738,575	—	738,575	—
Japan	646,269	—	646,269	—
Norway	508,958	—	508,958	—
South Korea	1,229,522	—	1,229,522	—
Switzerland	1,714,020	—	1,714,020	—
Taiwan	634,560	634,560	—	—
United Kingdom	5,789,599	1,904,712	3,884,887	—
United States	34,411,217	34,411,217	—	—
Short-term investments	717,768	717,768	—	—
Total investments in securities	$59,546,581	$42,264,656	$17,281,925	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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